Impairment loss on marketable securities and investments in associated companies - Seadrill Partners - Common Units - Impairment of marketable securities (Details) - USD ($) $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2016	Sep. 30, 2016
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)	$ 0
Seadrill Partners LLC | Common Unit
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Increase (decrease) in price per unit (as percent)			62.00%
Total impairment of marketable securities investments (reclassification from OCI)	$ 0
Reclassification out of AOCI | Seadrill Partners LLC
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)		$ (153)